Document and Entity Information	Feb. 06, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 06, 2020
Entity Registrant Name	MYRIAD GENETICS, INC.
Entity Central Index Key	0000899923
Entity Emerging Growth Company	false
Entity File Number	0-26642
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	87-0494517
Entity Address, Address Line One	320 Wakara Way
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84108
City Area Code	801
Local Phone Number	584-3600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Public Common Stock, $0.01 par value
Trading Symbol	MYGN
Name of each exchange on which registered	NASDAQ